Note 20 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-liability position	$(1,369)	$-	$(1,369)	$-
Interest rate swaps-asset position	20,530	-	20,530	-
Interest rate caps-asset position	11,115	-	11,115	-
Cross-currency rate swaps-liability position	(18,387)	-	(18,387)	-
Total	$11,889	$-	$11,889	$-
	June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$1,691	$-	$1,691	$-
FX option-liability position	(2,994)	-	(2,994)	-
Interest rate swaps-asset position	13,842	-	13,842	-
Interest rate swaps-liability position	(157)	-	(157)	-
Interest rate caps-asset position	5,760	-	5,760	-
Cross-currency rate swaps-liability position	(4,685)	-	(4,685)	-
Total	$13,457	$-	$13,457	$-